INCOME TAXES (Narrative) (Details) - USD ($)	12 Months Ended
	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015
Deferred Tax Liability Not Recognized, Amount of Unrecognized Deferred Tax Liability, Undistributed Earnings of Foreign Subsidiaries	$ 69,333,827	$ 49,730,140
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%	25.00%
Deferred Tax Assets, Net	$ 327,137	$ 428,524
Minimum [Member]
Income Tax Examination, Year under Examination	2012
Maximum [Member]
Income Tax Examination, Year under Examination	2016